Intangible assets (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Intangible assets, beginning balance	$ 9,354,000
Intangible assets, ending balance	8,964,000	$ 9,354,000
Additions	565,000
Software [Member]
Statement [Line Items]
Intangible assets, beginning balance	2,073,000
Intangible assets, ending balance	1,959,000	2,073,000
Licenses [Member]
Statement [Line Items]
Intangible assets, beginning balance	564,000
Intangible assets, ending balance	573,000	564,000
Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, beginning balance	4,067,000
Intangible assets, ending balance	3,901,000	4,067,000
Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, beginning balance	333,000
Intangible assets, ending balance	318,000	333,000
Customer list [member]
Statement [Line Items]
Intangible assets, beginning balance	2,213,000
Intangible assets, ending balance	2,317,000	2,213,000
Gross carrying amount [member]
Statement [Line Items]
Intangible assets, beginning balance	43,129,000	38,177,000
Effect of movements in exchange rates	(41,000)	3,418,000
Intangible assets, ending balance	43,242,000	43,129,000
Additions	154,000	739,000
Transfer from prepaid expenses		795,000
Gross carrying amount [member] | Software [Member]
Statement [Line Items]
Intangible assets, beginning balance	2,612,000	1,031,000
Effect of movements in exchange rates	(3,000)	147,000
Intangible assets, ending balance	2,609,000	2,612,000
Additions	0	639,000
Transfer from prepaid expenses		795,000
Gross carrying amount [member] | Licenses [Member]
Statement [Line Items]
Intangible assets, beginning balance	1,334,000	1,227,000
Effect of movements in exchange rates	(2,000)	107,000
Intangible assets, ending balance	1,390,000	1,334,000
Additions	58,000	0
Gross carrying amount [member] | Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, beginning balance	27,724,000	25,386,000
Effect of movements in exchange rates	(25,000)	2,238,000
Intangible assets, ending balance	27,699,000	27,724,000
Additions	0	100,000
Gross carrying amount [member] | Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, beginning balance	5,163,000	4,746,000
Intangible assets, ending balance	5,158,000	5,163,000
Effect of movements in exchange rates	(5,000)	417,000
Additions	0	0
Gross carrying amount [member] | Customer list [member]
Statement [Line Items]
Intangible assets, beginning balance	6,296,000	5,787,000
Effect of movements in exchange rates	(6,000)	509,000
Intangible assets, ending balance	6,386,000	6,296,000
Additions	96,000	0
Accumulated Amortization And Impairment Losses [Member] | Software [Member]
Statement [Line Items]
Intangible assets, beginning balance	539,000	76,000
Effect of movements in exchange rates	(1,000)	31,000
Intangible assets, ending balance	650,000	539,000
Amortization	112,000	275,000
Accumulated Amortization And Impairment Losses [Member] | Licenses [Member]
Statement [Line Items]
Intangible assets, beginning balance	770,000	366,000
Effect of movements in exchange rates	(1,000)	56,000
Intangible assets, ending balance	817,000	770,000
Amortization	48,000	182,000
Accumulated Amortization And Impairment Losses [Member] | Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, beginning balance	23,657,000	21,042,000
Effect of movements in exchange rates	(21,000)	1,890,000
Intangible assets, ending balance	23,798,000	23,657,000
Amortization	162,000	620,000
Accumulated Amortization And Impairment Losses [Member] | Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, beginning balance	4,830,000	4,441,000
Effect of movements in exchange rates	(4,000)	389,000
Intangible assets, ending balance	4,840,000	4,830,000
Amortization	14,000	53,000
Accumulated Amortization And Impairment Losses [Member] | Customer list [member]
Statement [Line Items]
Intangible assets, beginning balance	3,979,000	2,270,000
Effect of movements in exchange rates	(3,000)	296,000
Intangible assets, ending balance	4,173,000	3,979,000
Amortization	197,000	746,000
Accumulated Amortization [Member]
Statement [Line Items]
Intangible assets, beginning balance	33,775,000	28,195,000
Effect of movements in exchange rates	(30,000)	2,662,000
Intangible assets, ending balance	34,278,000	33,775,000
Amortization	$ 533,000	$ 1,876,000